UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23389

Ellington Income Opportunities Fund
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

Princeton Fund Advisors, LLC
8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
 (Name and address of agent for service)

(855) 897-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:   September 30, 2019

Item 1. Schedule of Investments.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (22.23%)(1)
$430,000	Apidos CLO XVI (3 Month LIBOR USD + 4.50%, 0.00% Floor) (4)(5)	6.80%	01/19/2025	2.16%	$421,145
670,000	Grayson CLO (3 Month LIBOR USD + 1.55%, 1.55% Floor) (4)	3.80%	11/01/2021	0.31%	59,668
500,000	Halcyon Loan Advisors Series 2013-2A (3 Month LIBOR + 3.80%, 0.00% Floor) (4)(5)	6.05%	08/01/2025	2.55%	498,724
480,000	OFSI Fund V (3 Month LIBOR USD + 5.25%, 0.00% Floor) (4)(5)	7.55%	04/17/2025	2.43%	475,651
480,000	Rockwall CDO II (3 Month LIBOR USD + 2.25%. 2.25% Floor) (4)	4.50%	08/01/2024	2.45%	478,575
400,000	TPG Real Estate Finance Series 2018-FL2 (1 Month + 2.70%, 0.00% Floor) (4)	4.72%	11/15/2037	2.06%	403,000
850,000	WhiteHorse VII (3 Month LIBOR USD + 4.80%, 0.00% Floor) (4)(5)	6.93%	11/24/2025	4.31%	841,679
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	7.60%	10/17/2026	2.53%	495,249
390,000	JFIN CLO (3 Month LIBOR USD + 5.00%, 0.00% Floor) (4)	7.28%	04/21/2025	1.88%	367,631
300,000	KREF 2018 FL1 (1 Month LIBOR + 2.55%, 2.55% Floor) (4)	4.57%	06/15/2036	1.55%	301,875
Total Collateralized Loan Obligation (Cost $4,372,014)					4,343,197

Commercial Mortgage-Backed Securities (8.11%)(1)
500,000	Areit Cre Trust (1 Month LIBOR USD + 3.10%, 3.10% Floor) (3)(4)	5.13%	02/14/2035	2.56%	500,625
300,000	Morgan Stanley Capital I Trust Series 2016-UBS9 (4)(6)	3.00%	03/15/2049	1.43%	279,118
800,000	VMC 2018 - FL1 D (1 Month LIBOR USD + 3.40%, 3.40% Floor) (3) (4)	5.42%	10/15/2020	4.12%	803,989
Total Commercial Mortgage-Backed Securities (Cost $1,569,054)					1,583,732

Residential Mortgage-Backed Securities (56.60%)(1)
3,957,000	Banc of America Alternative Loan Mortgage	5.50%	10/25/2035	1.54%	303,211
1,750,000	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)	2.72%	07/25/2037	1.91%	372,530
2,000,000	Bank of America Mortgage Securities Series 2007-1	6.00%	01/25/2037	1.70%	332,430
1,020,000	Chase Mortgage Finance Corporation Series 2006-A1 (6)	4.30%	09/25/2036	0.97%	190,133
1,032,000	Countrywide Alternative Loan Trust Series 2004-28CB	5.75%	01/25/2035	1.55%	303,515
7,500,000	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	2.92%	570,555
3,489,000	Countrywide Alternative Loan Trust Series 2006-OA17 (Cost of Funds for the 11th District of San Francisco + 1.50%, 1.50% Floor) (6)	2.66%	12/20/2046	1.71%	333,671
4,017,000	Countrywide Home Loan Series 2006-HYB5	4.21%	09/20/2036	2.05%	399,609
3,800,000	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.58%	113,242
1,315,000	Countrywide Home Loan Series 2003-49	4.09%	12/19/2033	1.22%	238,730
3,169,000	Countrywide Alternative Loan Series 2007-OA2 (1 Month LIBOR USD +0.84%, 0.84% Floor)	3.29%	03/25/2047	2.61%	510,145
2,204,000	Credit Suisse First Boston Mortgage 2005-12	6.50%	01/25/2036	1.48%	289,051
1,404,843	Credit Suisse Mortgage Trust Series 2006 1	5.50%	02/25/2036	1.41%	275,902
2,507,000	Credit Suisse Mortgate Trust 2006-9 2A1 Mortgage	5.50%	11/25/2036	3.50%	682,737
1,000,000	Delta Funding Home Equity Loan Series 2000-2 M2 (3)	8.86%	08/15/2030	1.59%	310,566
300,000	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor) (6)	2.50%	06/25/2034	0.08%	14,913
795,000	First Horizon Alternative Mortgage Securites 2004 AA3 (6)	4.05%	09/25/2034	0.82%	160,814
10,492,000	GSR Mortgage Loan Trust Series 2006 7F	6.25%	08/25/2036	1.53%	299,495
2,000,000	HarborView Mortgage Loan Trust Series 2003-2 (6)	4.38%	10/19/2033	0.50%	98,149
575,000	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor) (6)	2.58%	06/19/2034	0.08%	15,111
1,340,000	HarborView Mortgage Loan Trust Series 2004-9	4.09%	12/19/2034	0.14%	27,995
3,700,000	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	3.00%	06/19/2045	1.63%	318,930
2,290,000	IndyMac INDX Mortgage Loan Trust 2004 AR12 (1 Month LIBOR + 0.78%, 0.78% Floor) (3)	2.93%	12/25/2034	0.46%	89,523
4,100,000	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	4.00%	09/25/2036	2.57%	502,851
385,000	IndyMac INDX Mortgage Loan Trust 2006-AR2 (1 Month LIBOR + 0.21%, 0.21% Floor) (3)(6)	2.23%	02/25/2046	0.30%	59,167
225,000	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 (6)	3.47%	09/25/2036	0.05%	9,623

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

3,250,000	JP Morgan Mortgage Trust Series 2007-A4	3.97%	06/25/2037	1.45%	$282,783
240,000	JP Morgan Mortgage Trust Series 2006-A1	4.63%	02/25/2036	0.23%	44,349
513,000	MASTR Assest Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.29%	56,024
30,000,000	Nomura Asset Acceptance Corporation (6)	5.89%	05/25/2036	1.09%	213,606
741,000	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.76%	147,375
185,000	Nomura Asset Acceptance Corporation	6.00%	07/25/2034	0.71%	139,373
965,250	Prime Mortgage Trust Series 2003-3 (4)(6)	6.10%	01/25/2034	0.30%	58,035
2,280,000	Residential Accredit Loans, Inc. Series 2005-QS13 (6)	5.50%	09/25/2035	0.55%	107,334
1,498,000	Residential Asset Securitization Trust	5.60%	02/25/2034	2.19%	427,088
350,000	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	4.99%	03/25/2035	0.07%	14,148
469,000	Structured Adjustable Rate Mortgage Loan Trust 2004-12 (6)	4.23%	09/25/2034	0.04%	7,340
5,000,000	Structured Adjustable Rate Mortgage Loan Trust 2005-22	4.49%	12/25/2035	1.45%	283,544
1,859,000	Structured Asset Securities Corporation 2003-9A (6)	4.39%	03/25/2033	0.49%	95,617
1,481,000	Terwin Mortgage Trust (1 Month LIBOR USD +1.05%, 1.05% Floor) (6)	3.07%	11/25/2033	0.82%	159,593
9,900,000	Wachovia Mortgage Loan Trust Series 2005-A (6)	4.57%	08/20/2035	1.91%	372,253
13,982,000	WAMU Mortgage Pass Through C M O SER 2002 AR12 CL B1	4.58%	10/25/2032	1.23%	239,082
8,496,395	Washington Mutual Mortgage Payment 2005-5A5	2.75%	06/25/2036	3.05%	595,420
5,000,000	Wells Fargo Mortgage Backed Security 2006-AR14	4.78%	10/25/2036	1.42%	276,809
5,150,000	Wells Fargo Alternative Loan Trust 2007-PA4	4.92%	07/25/2037	2.44%	476,810
1,795,000	Wells Fargo Alternative Loan Trust 2007-PA3	6.00%	07/25/2037	1.21%	236,236
Total Residential Mortgage-Backed Securities (Cost $10,803,015)					11,055,417

Preferred Stocks (4.11%)(1)
4,000	Two Harbors Investment Corporation			0.54%	105,840
4,000	Pennymac Mtge Investment			0.54%	105,120
14,177	Two Harbors Investment Corporation			1.88%	367,468
9,000	NLY V6.5 Perp G			1.15%	225,360
Total Preferred Stocks (Cost $770,212)					803,788

Short-Term Investments - Investment Companies (6.15%)(1)
1,200,403	First American Government Obligation - Class X	1.87%(2)		6.15%	1,200,403
Total Short-Term Investments - Investment Companies (Cost $1,200,403)					1,200,403

Total Investments (97.20%)(1) (Cost $17,786,295)					18,986,537
Other Assets in Excess of Liabilities (2.80%)(1)					547,229
Total Net Assets Applicable to Unitholders (100.00%)(1)					$19,533,766

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2019.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2019, these securities amounted to $6,357,494 or 32.55% of net assets.

(5) Collateral or partial colleteral for securities sold subject to repurchase. As of September 30, 2019, these securities amounted to $2,732,448 or 13.99% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2019, these securities amounted to $3,394,751 or 17.38% of net assets.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Schedule of Reverse Repurchase Agreements

Counterparty	Face Value	Rate	Principal Trade Date	Maturity Date	Maturity Amount
RBC Capital Markets	$373,000	3.35%	09/30/2019	11/27/2019	$373,035
RBC Capital Markets	360,000	3.45%	09/30/2019	11/27/2019	360,035
RBC Capital Markets	619,000	3.40%	09/30/2019	11/27/2019	619,059
RBC Capital Markets	323,000	3.40%	09/30/2019	11/27/2019	323,030
RBC Capital Markets	369,000	3.45%	09/30/2019	11/27/2019	369,035
	$2,044,000				$2,044,194

As of September 30, 2019, the fair value of securities held as collateral for reverse repurchase agreements was $2,732,448, as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at September 30, 2019 was $2,044,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $2,044,194.

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument at the average of all third-party valuations received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the average of the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override this average with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Adviser’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total

Investments
Collateralized Loan Obligation	-	$4,343,197	$-	$4,343,197
Commericial Mortgage Backed Securities	-	1,304,614	279,118	$1,583,732
Residential Mortgage Backed Securities	-	7,939,784	3,115,633	$11,055,417
Preferred Stocks	803,788	-	-	$803,788
Short-Term Investments	1,200,403	-	-	$1,200,403
Total Investments	$2,004,191	$13,587,595	$3,394,751	$18,986,537

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information. There were no transfers into or out of Level 1, Level 2, or Level 3 investments during the current period presented. It is the Fund's policy to record transfers into or out of any Level at the end of a reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Ellington Income Opportunities Fund

By:   /s/ John L. Sabre
         John L. Sabre
         President

Date:   November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John L. Sabre
        John L. Sabre, President

Date:    November 25, 2019

By:  /s/ Christopher E. Moran
        Christopher E. Moran, Treasurer

Date:    November 25, 2019

* Print the name and title of each signing officer under his or her signature.